Earnings Per Share - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Earnings Per Share (Textual) [Abstract]
Number of shares of common stock equivalents related to convertible debt	1,202,100	632,213	1,202,100	632,213	479,767	4,258	496,291
Convertible Debt Securities [Member]
Earnings Per Share (Textual) [Abstract]
Number of shares of common stock equivalents related to convertible debt						1,059,228	1,296,231
Convertible Senior Notes due March 2028 [Member]
Earnings Per Share (Textual) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%